Non-performing Assets Including Troubled Debt Restructurings (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Nonperforming Assets Including Troubled Debt Restructurings [Abstract]
Aggregate of multiple consecutive maturity date extensions delay in payment, days	120 days
Borrowers aggregate exposure for loan modification minimum	$ 250
Timely payments on contract terms for minimum consecutive months prior to consideration for removing loan from TDR status	6 months
Minimum consecutive months payment for removing the loan from non-accrual status	6 months